Federated Hermes Prudent Bear Fund
(formerly, Federated Prudent Bear Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—8.8%
		Communication Services—0.8%
400	[1]	Alphabet, Inc., Class A	$567,220
2,000	[1]	Facebook, Inc.	454,140
60,000		Sirius XM Radio, Inc.	352,200
10,000		Verizon Communications, Inc.	551,300
18,000	[1]	Warner Music Group	531,000
		TOTAL	2,455,860
		Consumer Discretionary—0.6%
26,000	[1]	Kura Sushi USA, Inc.	371,280
20,000		Levi Strauss & Co.	268,000
2,000		Lowe's Cos., Inc.	270,240
3,000		McDonald's Corp.	553,410
6,000	[1]	Onewater Marine Inc.	145,680
2,600		Starbucks Corp.	191,334
		TOTAL	1,799,944
		Consumer Staples—1.6%
135,000	[1]	Albertsons Cos., Inc.	2,128,950
30,000	[1]	Bellring Brands, Inc.	598,200
4,000		Ingredion, Inc.	332,000
12,000	[1]	Jde Peet's B.V.	486,430
12,000		Philip Morris International, Inc.	840,720
3,000		Procter & Gamble Co.	358,710
		TOTAL	4,745,010
		Energy—0.1%
4,000		Chevron Corp.	356,920
		Financials—1.2%
8,000	[1]	BRP Group, Inc.	138,160
8,000		Citigroup, Inc.	408,800
2,000		Goldman Sachs Group, Inc.	395,240
78,000	[1]	Oportun Financial Corp.	1,048,320
60,000	[1]	ProSight Global, Inc.	534,000
12,000	[1]	SelectQuote, Inc.	303,960
30,000	[1]	Silvergate Capital Corp.	420,000
32,000	[1]	Velocity Financial, LLC	126,400
		TOTAL	3,374,880
		Health Care—2.1%
15,000	[1]	Akouos, Inc.	337,500
4,000	[1]	Alexion Pharmaceuticals, Inc.	448,960
3,000		AmerisourceBergen Corp.	302,310
1,400		Amgen, Inc.	330,204
600	[1]	Biogen, Inc.	160,530
18,000	[1]	Frequency Therapeutics, Inc.	418,500
30,000	[1]	Genetron Holdings Ltd., ADR	362,100
2,600		Gilead Sciences, Inc.	200,044

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
10,000	[1]	Inmode Ltd.	$283,200
2,000		Johnson & Johnson	281,260
18,000	[1]	Lyra Therapeutics, Inc.	204,120
5,000		Merck & Co., Inc.	386,650
10,000	[1]	Personalis, Inc.	129,700
30,000	[1]	PolyPid Ltd.	540,900
13,000	[1]	Premier, Inc.	445,640
59,970	[1]	Progenity, Inc.	539,730
28,000	[1]	Progyny, Inc.	722,680
		TOTAL	6,094,028
		Industrials—1.0%
6,000		Alaska Air Group, Inc.	217,560
9,000	[1]	Azek Co. Inc.	286,740
2,000		Eaton Corp. PLC	174,960
3,000	[1]	FTI Consulting, Inc.	343,650
40,000		GFL Environmental, Inc.	750,800
1,000		Lockheed Martin Corp.	364,920
10,000	[1]	Parsons Corp.	362,400
5,000		Raytheon Technologies Corp.	308,100
6,000		Southwest Airlines Co.	205,080
		TOTAL	3,014,210
		Information Technology—1.3%
3,000	[1]	Akamai Technologies, Inc.	321,270
800		Broadcom, Inc.	252,488
32,000	[1]	Cambium Networks Corp.	235,520
12,000		Cisco Systems, Inc.	559,680
5,000		IBM Corp.	603,850
30,000		Infosys Ltd., ADR	289,800
2,000	[1]	Keysight Technologies, Inc.	201,560
1,400		Microsoft Corp.	284,914
6,000		Open Text Corp.	254,880
6,000		Oracle Corp.	331,620
3,000		Qualcomm, Inc.	273,630
1,000		Visa, Inc., Class A	193,170
		TOTAL	3,802,382
		Utilities—0.1%
10,000		FirstEnergy Corp.	387,800
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,750,199)	26,031,034
		CLOSED END MUTUAL FUND—1.0%
200,000	[1]	Sprott Physical Gold Trust (IDENTIFIED COST $2,780,940)	2,862,000
		EXCHANGE-TRADED FUNDS—1.8%
60,000		Financial Select Sector SPDR Fund	1,388,400
10,000		Health Care Select Sector SPDR Fund	1,000,700
200,000	[1]	Sprott Physical Silver Trust	1,322,000
30,000		Utilities Select Sector SPDR Fund	1,692,900
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,723,208)	5,404,000

Shares, Principal Amount or Contracts			Value
		U.S. TREASURY—18.0%
		U.S. Treasury Bills—18.0%
$53,000,000	[2,3]	United States Treasury Bills, 0.845%, 7/16/2020 (IDENTIFIED COST $52,969,244)	$52,996,730
		PURCHASED PUT OPTIONS—1.7%
1,000	[1]	Invesco QQQ Trust Series 1, Notional Amount $24,760,000, Exercise Price, $180.00, Expiration Date 7/17/2020	8,500
1,000	[1]	iShares China Large-Cap ETF, Notional Amount $3,970,000, Exercise Price, $32.00, Expiration Date 9/18/2020	31,000
600	[1]	SPDR S&P 500 ETF Trust, Notional Amount $18,501,600, Exercise Price, $200.00, Expiration Date 12/17/2021	514,200
600	[1]	SPDR S&P 500 ETF Trust, Notional Amount $18,501,600, Exercise Price, $220.00, Expiration Date: 12/18/2020	247,800
600	[1]	SPDR S&P 500 ETF Trust, Notional Amount $18,501,600, Exercise Price, $280.00, Expiration Date 7/17/2020	70,800
1,200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $37,003,200, Exercise Price, $220.00, Expiration Date 7/17/2020	17,400
1,800	[1]	SPDR S&P 500 ETF Trust, Notional Amount $55,504,800, Exercise Price, $160.00, Expiration Date 6/18/2021	442,800
1,800	[1]	SPDR S&P 500 ETF Trust, Notional Amount $55,504,800, Exercise Price, $260.00, Expiration Date 8/21/2020	410,400
1,800	[1]	SPDR S&P 500 ETF Trust, Notional Amount $55,504,800, Exercise Price, $290.00, Expiration Date 7/17/2020	397,800
2,400	[1]	SPDR S&P 500 ETF Trust, Notional Amount $74,006,400, Exercise Price, $200.00, Expiration Date 6/18/2021	1,431,600
2,400	[1]	SPDR S&P 500 ETF Trust, Notional Amount $74,006,400, Exercise Price, $220.00, Expiration Date 9/18/2020	303,600
3,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $92,508,000, Exercise Price, $180.00, Expiration Date 6/18/2021	1,153,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $7,406,663)	5,029,400
		INVESTMENT COMPANY—64.0%
188,478,301		Federated Hermes Government Obligations Fund, Premier Shares, 0.11%[4] (IDENTIFIED COST $188,478,301)	188,478,301
		TOTAL INVESTMENT IN SECURITIES—95.3% (IDENTIFIED COST $284,108,555)	280,801,465
		OTHER ASSETS AND LIABILITIES - NET—4.7%[5]	13,742,193
		TOTAL NET ASSETS—100%	$294,543,658
SECURITIES SOLD SHORT – (61.9)%
Shares		Value
	Broad Equity Index—(56.4)%
17,500	Invesco QQQ Trust Series 1	$4,333,000
165,000	iShares FTSE/Xinhua China 25	6,550,500
55,500	iShares Russell 2000 ETF	7,946,490
478,000	S&P Depositary Receipts Trust	147,396,080
	TOTAL	166,226,070
	Communication Services—(0.4)%
5,200	Comcast Corp., Class A	202,696
6,700	Twitter, Inc.	199,593
3,000	Walt Disney Co.	334,530
6,000	Zillow Group, Inc.	345,660
	TOTAL	1,082,479
	Consumer Discretionary—(0.7)%
45,000	Ford Motor Co.	273,600
30,000	Gap (The), Inc.	378,600
10,000	General Motors Co.	253,000
20,000	L Brands, Inc.	299,400
5,000	Las Vegas Sands Corp.	227,700
2,500	Marriott International, Inc., Class A	214,325
12,000	Nordstrom, Inc.	185,880
4,000	V.F. Corp.	243,760
	TOTAL	2,076,265

Shares		Value
	Consumer Staples—(0.4)%
1,000	Estee Lauder Cos., Inc., Class A	$188,680
5,300	Molson Coors Beverage Company, Class B	182,108
3,500	Mondelez International, Inc.	178,955
2,300	PepsiCo, Inc.	304,198
4,500	Tyson Foods, Inc., Class A	268,695
6,000	US Foods Holding Corp.	118,320
	TOTAL	1,240,956
	Energy—(0.3)%
3,000	Cheniere Energy, Inc.	144,960
6,000	Exxon Mobil Corp.	268,320
4,000	Hess Corp.	207,240
6,000	Occidental Petroleum Corp.	109,800
3,500	ONEOK, Inc.	116,270
	TOTAL	846,590
	Financials—(0.7)%
1,500	Berkshire Hathaway, Inc., Class B	267,765
3,000	Capital One Financial Corp.	187,770
3,500	Commerce Bancshares, Inc.	208,145
800	Credit Acceptance Corp.	335,208
500	LendingTree, Inc.	144,765
5,000	Loews Corp.	171,450
460	Markel Corp.	424,658
20,000	New York Community Bancorp, Inc.	204,000
6,000	Truist Financial Corp.	225,300
	TOTAL	2,169,061
	Health Care—(0.7)%
7,000	Boston Scientific Corp.	245,770
5,000	Bruker Corp.	203,400
700	Cooper Cos., Inc.	198,548
9,000	Elanco Animal Health, Inc.	193,050
400	Intuitive Surgical, Inc.	227,932
1,400	Stryker Corp.	252,266
900	Thermo Fisher Scientific, Inc.	326,106
2,200	Varian Medical Systems, Inc.	269,544
1,600	Zoetis, Inc.	219,264
	TOTAL	2,135,880
	Industrials—(0.6)%
850	AMERCO	256,861
2,900	Deere & Co.	455,735
9,000	Industrial Select Sector SPDR Fund	618,300
3,000	Toro Co.	199,020
1,800	Watsco, Inc.	319,860
	TOTAL	1,849,776
	Information Technology—(1.1)%
3,600	Advanced Micro Devices, Inc.	189,396
1,150	Automatic Data Processing, Inc.	171,224
7,700	Cree, Inc.	455,763
2,700	Dolby Laboratories, Class A	177,849
800	EPAM Systems, Inc.	201,608
1,600	Fidelity National Information Services, Inc.	214,544
4,000	First Solar, Inc.	198,000
1,600	Fiserv, Inc.	156,192

Shares		Value
	Information Technology—continued
1,700	Gartner, Inc., Class A	$206,261
1,000	Global Payments, Inc.	169,620
17,000	Juniper Networks, Inc.	388,620
4,500	National Instruments Corp.	174,195
8,700	NortonLifeLock, Inc.	172,521
2,300	Paychex, Inc.	174,225
600	Tyler Technologies, Inc.	208,128
	TOTAL	3,258,146
	Materials—(0.2)%
10,000	Materials Select Sector SPDR Fund	563,500
	Real Estate—(0.2)%
2,000	Alexandria Real Estate Equities, Inc.	324,500
36,000	VEREIT, Inc.	231,480
	TOTAL	555,980
	Utilities—(0.2)%
1,900	Atmos Energy Corp.	189,202
4,400	Edison International	238,964
	TOTAL	428,166
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $145,037,228)	$182,432,869
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020 were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2019	56,671,448
Purchases/Additions	657,759,917
Sales/Reductions	(525,953,064)
Balance of Shares Held 6/30/2020	188,478,301
Value	$188,478,301
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$568,845
At June 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures
1E-Mini Russell 2000 Short Futures	675	$48,519,000	September 2020	$(2,833,292)
[1]Nasdaq 100 E-Mini Short Futures	145	$29,427,025	September 2020	$(1,543,533)
1S&P 500 E-Mini Short Futures	415	$64,121,650	September 2020	$(1,567,250)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,944,075)
The average notional value of short futures contracts held by the Fund throughout the period was $100,405,945. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,320,698 and $115,980, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different..
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers andgeneral market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid andasked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and anyOTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment wouldotherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resultingchange in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event..
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$22,652,444	$—	$—	$22,652,444
International	3,378,590	—	—	3,378,590
Debt Securities:
U.S. Treasury	—	52,996,730	—	52,996,730
Closed End Mutual Fund	2,862,000	—	—	2,862,000
Exchange-Traded Funds	5,404,000	—	—	5,404,000
Purchased Put Options	5,029,400	—	—	5,029,400
Investment Company	188,478,301	—	—	188,478,301
TOTAL SECURITIES	$227,804,735	$52,996,730	$—	$280,801,465
Other Financial Instruments
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	(182,432,869)	—	—	(182,432,869)
Futures Contracts	(5,944,075)	—	—	(5,944,075)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(188,376,944)	$—	$—	$(188,376,944)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange - Traded Fund
SPDR	—Standard & Poor's Depositary Receipt